Financial Instruments and Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Debt Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2012 10.25% Senior Notes [Member]	Aug. 20, 2012 10.25% Senior Notes [Member]	Dec. 31, 2011 10.25% Senior Notes [Member]	Dec. 31, 2012 7.25% Senior Notes [Member]	Sep. 04, 2012 7.25% Senior Notes [Member]	Dec. 31, 2011 7.25% Senior Notes [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member]
Estimated Fair Value Of Financial Instruments [Line Items]
Carrying Amount	$ 3,148.6	$ 2,908.7	$ 1,475.7	$ 1,367.7		$ 713.0	$ 713.0	$ 750.0	$ 750.0		$ 526.5	$ 522.9
Fair Value			$ 1,481.3	$ 1,293.8			$ 736.1	$ 788.9			$ 529.2	$ 513.6